Other receivables and contract assets - Current other receivables and contract assets (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Receivables And Contract Assets [Abstract]
VAT recoverable	£ 3,040	£ 2,169
Prepayments	5,935	3,153
Contract assets and accrued grant income	176	305	£ 143
Accrued bank interest	746	0
Other receivables	4,721	686
Other receivables and contract assets	£ 14,618	£ 6,313